Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
During the years ended December 31, 2024 and 2023, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2022	7,849,000	$2.53
Granted	1,464,000	2.55
Exercised	(1,314,000)	1.31
Forfeited	(164,500)	3.29
Balance as at December 31, 2023	7,834,500	$2.72
Granted	1,511,400	2.47
Exercised	(1,372,000)	1.72
Forfeited	(359,000)	2.94
Balance as at December 31, 2024	7,614,900	$2.85

Disclosure of detailed information about exercise prices of outstanding share options
The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2024:

	Outstanding			Exercisable
Exercise prices (C$)	Number of Options	Weighted average exercise price (C$)	Weighted average remaining life (years)	Number of Options	Weighted average exercise price (C$)	Weighted average remaining life (years)
2.22 - 2.62	6,026,900	2.54	2.74	6,019,400	2.54	2.74
3.50 - 4.28	1,588,000	3.98	1.42	1,588,000	3.98	1.42
Total	7,614,900	2.85	2.46	7,607,400	2.84	2.46

Disclosure of detailed information about options valuation assumptions	The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	As at December 31,
	2024	2023
Risk free interest rate (%)	3.33	3.96
Expected life (years)	5.0	5.0
Expected volatility (%)	45.8	45.6
Dividend yield (%)	-	-

Disclosure of number and weighted average exercise prices of other equity instruments
During the years ended December 31, 2024 and 2023, the change in RSUs outstanding was as follows:

Number
Balance as at December 31, 2022	1,420,000
Vested	(365,500)
Forfeited	(104,500)
Granted	562,000
Balance as at December 31, 2023	1,512,000
Vested	(225,000)
Forfeited	(225,000)
Granted	647,000
Balance as at December 31, 2024	1,709,000
The following table summarizes information about the RSUs with no performance criteria which were outstanding at December 31, 2024:

Number
Balance as at December 31, 2022 and 2023	-
Granted	182,000
Balance as at December 31, 2024	182,000

Disclosure of detailed information about restricted share units outstanding
The following table summarizes information about the RSUs which were outstanding at December 31, 2024:

Evaluation Date	December 31, 2023	Granted	Vested	Expired/Cancelled	December 31, 2024
December 31, 2023	450,000	-	(225,000)	(225,000)	-
December 31, 2024	500,000	-	-	-	500,000
December 31, 2025	562,000	-	-	-	562,000
December 31, 2026	-	647,000	-	-	647,000
Total	1,512,000	647,000	(225,000)	(225,000)	1,709,000